Nature of Operations and Summary of Significant Accounting Policies (Details) - Schedule of changes in the allowance for credit losses - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Changes in the Allowance for Credit Losses [Abstract]
Balance at beginning of year	$ 3,058,000	$ 1,449,000	$ 860,000
Increase during the year	1,305,000	1,715,000	725,000
Bad debt written off	(218,000)	(106,000)	(136,000)
Balance at end of year	$ 4,145,000	$ 3,058,000	$ 1,449,000